Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]

10. Prepaid expenses and other current assets:

The components of prepaid expenses and other current assets were as follows:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Valued-added tax recoverable	1,028	1,013
Prepaid expenses	832	906
Advance to suppliers	352	324
Grants recoverable	430	71
Total Prepaid expenses and other current assets	2,642	2,314